5. GE Trademark License Agreement - GE Trademark License (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014
GE Trademark License	$ 67,647	$ 61,690
Less: Impairment Charges
Less: Accumulated Amortization	(16,287)	(15,261)
Patents - net	51,360	46,419
GE Trademark
GE Trademark License	12,000,000	12,000,000
Less: Impairment Charges
Less: Accumulated Amortization	(3,036,789)	(2,434,783)
Patents - net	$ 8,963,211	$ 9,565,217